6. License Agreement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
License Agreement Tables
License costs capitalized
	September 30	December 31
	2016	2015

License	$100,000	$100,000
Less: Accumulated Amortization	45,585	41,175
License, Net	$54,415	$58,825

License costs capitalized as of December 31, 2015 and 2014 are as follows:

	December 31, 2015	December 31, 2014

License	$100,000	$100,000
Less: accumulated amortization	41,175	35,293
License, net	$58,825	$64,707